15006388

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
APR 17 2015
Washington, DC 20549
CERT NAS
File No. 001-08007

<u>*By Electronic Mail*</u>

April 17, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 16, 2015 The Nasdaq Stock Market (the "Exchange") received from Signature Group Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery